Income Taxes	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Income Taxes
Income Taxes

10. Income Taxes

The effective tax rate was 38.43% and 37.71% for the three months ended September 30, 2016 and 2015, respectively. The effective tax rate was 37.54% and 37.71% for the nine months ended September 30, 2016 and 2015, respectively.

The Company is subject to examination by the Internal Revenue Service (“IRS”) and tax authorities in states in which the Company has significant business operations. The tax years under examination and open for examination vary by jurisdiction. There are currently no federal examinations under way; however, refund claims and tax returns for certain years are being reviewed by state jurisdictions. No material unanticipated adjustments were made by the IRS in the years most recently examined and the Company does not expect significant audit developments in the next 12 months. The Company’s income tax returns for 2013 and subsequent tax years generally remain subject to examination by U.S. federal and state taxing authorities, and 2013 and subsequent years are subject to examination by foreign jurisdictions.

A reconciliation of the amount of unrecognized tax benefits is as follows for the nine months ended September 30, 2016 and 2015:

	Nine Months Ended September 30,
	2016			2015
		Interest			Interest
		and			and
(dollars in thousands)	Tax	Penalties	Total	Tax	Penalties	Total
Balance at January 1,	$5,903	$2,935	$8,838	$5,748	$2,972	$8,720
Additions for current year tax positions	6,268	1,117	7,385	504	—	504
Additions for Reorganization Transactions	115,877	5,459	121,336	—	—	—
Additions for prior years' tax positions:
Accrual of interest and penalties	—	95	95	—	132	132
Other	—	—	—	—	25	25
Reductions for prior years' tax positions:
Expiration of statute of limitations	(530)	(215)	(745)	(467)	(180)	(647)
Other	(12)	(1)	(13)	(31)	—	(31)
Balance at September 30,	$127,506	$9,390	$136,896	$5,754	$2,949	$8,703

Included in the balance of unrecognized tax benefits for the nine months ended September 30, 2016 and 2015, was $10.9 million and $6.6 million, respectively, of unrecognized tax benefits that, if recognized, would impact the effective tax rate.

In connection with the Reorganization Transactions discussed below, the Company recorded unrecognized tax benefits and interest and penalties of $115.9 million and $5.5 million, respectively. Included in the balance of the unrecognized tax benefits as of September 30, 2016, was $93.9 million attributable to tax refund claims with respect to tax years 2005 through 2012 in the State of California. Such refund claims were filed by the Company in 2015, on behalf of the Company and its affiliates, including BOW, concerning the determination of taxes for which no benefit is currently recognized. It is reasonably possible that the amount of unrecognized tax benefits could decrease within the next 12 months by as much as $106.4 million of taxes and $5.1 million of accrued interest and penalties as a result of settlements and the expiration of the statute of limitations in various states.

The Company recognizes interest and penalties attributable to both unrecognized tax benefits and undisputed tax adjustments in the provision for income taxes. For the nine months ended September 30, 2016 and 2015, the Company recorded $0.2 million and nil, respectively, of net expense attributable to interest and penalties. The Company had a liability of $11.6 million and $5.0 million as of September 30, 2016 and December 31, 2015, respectively, accrued for interest and penalties, of which $9.4 million and $2.9 million as of September 30, 2016 and December 31, 2015, respectively, were attributable to uncertain tax positions and the remainder was attributable to tax adjustments which are not expected to be in dispute.

Prior to the Reorganization Transactions, the Company filed consolidated U.S. Federal and combined state tax returns that incorporated the tax receivables and unrecognized tax benefits of FHB and BOW. The consummation of the Reorganization Transactions did not relieve the Company of the pre-Reorganization Transactions tax receivables and unrecognized tax benefits recognized by BOW that were included in the Company's consolidated and combined tax returns. As a result, on April 1, 2016, the Company recorded $72.8 million related to current tax receivables, $116.6 million related to unrecognized tax positions, and an indemnification payable of $28.6 million. Additionally, in connection with the Reorganization Transactions, the Company has incurred certain tax-related liabilities related to the distribution of its interest in BWHI amounting to $95.4 million. The amount necessary to pay the distribution taxes (net of the expected federal tax benefit of $33.4 million) was paid by BNPP to the Company on April 1, 2016. The Company expects that any future refunds or adjustments to such taxes will be reimbursed to, or funded by, BWHI or its affiliates pursuant to a tax sharing agreement entered into on April 1, 2016 and pursuant to certain tax allocation agreements entered into among the parties. Accordingly, the assumption of the pre-Reorganization Transactions tax receivables, unrecognized tax benefits and distribution tax liabilities and the offsetting indemnification receivables or payables were reflected as equity contributions and distributions on April 1, 2016. If there are any future adjustments to the indemnified tax receivables or unrecognized tax benefits, an offsetting adjustment to the indemnification receivables or payables will be recorded to the provision for income taxes and other noninterest income or expense.

Effective July 1, 2016, the Company entered into a new tax allocation agreement with its affiliates that generally supersedes the prior tax allocation agreements. The execution of such agreement did not have a material impact to the consolidated financial statements.

16. Income Taxes

For the years ended December 31, 2015 and 2014, the provision for income taxes was comprised of the following:

	Year Ended December 31,
(dollars in thousands)	2015	2014
Current:
Federal	$120,134	$116,933
State and local	24,900	21,225
Total current	145,034	138,158
Deferred:
Federal	(10,386)	(8,960)
State and local	(5,201)	(1,626)
Total deferred	(15,587)	(10,586)
Total provision for income taxes	$129,447	$127,572

The Company files Federal and state income tax returns with its subsidiaries. The Company’s subsidiaries also file income tax returns in Guam and Saipan. The Company had a current income tax receivable due from various jurisdictions of $54.5 million and $4.8 million as of December 31, 2015 and 2014, respectively, for its share of consolidated and combined tax liabilities or overpayments that had not yet been paid or received.

The components of net deferred income tax assets and liabilities at December 31, 2015 and 2014, were as follows:

	December 31,
(dollars in thousands)	2015	2014
Assets:
Deferred compensation expense	$88,749	$88,608
Allowance for loan and lease losses and nonperforming assets	53,964	54,677
Investment securities	23,627	15,474
Deferred income and expense	7,725	14,663
State income taxes	9,496	8,688
Total deferred income tax assets	$183,561	$182,110
Liabilities:
Leases	$(45,908)	$(62,215)
Intangible assets	(2,186)	(2,199)
Other	(9,327)	(7,014)
Total deferred income tax liabilities	(57,421)	(71,428)
Net deferred income tax assets	$126,140	$110,682

Net deferred income tax assets were included in other assets in the combined balance sheets as of December 31, 2015 and 2014.

Realization of deferred tax assets is dependent on sufficient taxable income being generated in the future and, although realization is not assured, the Company believes it is more likely than not that all of the deferred tax assets will be realized. However, if estimates of future taxable income decrease, a reduction to the amount of deferred tax assets considered realizable could result.

The following analysis reconciles the Federal statutory income tax rate to the effective income tax rate for the years ended December 31, 2015 and 2014:

	Year Ended December 31,
	2015		2014
(dollars in thousands)	Amount	Percent	Amount	Percent
Federal statutory income tax expense and rate	$120,129	35.00%	$120,485	35.00%
State and local taxes, net of federal income tax benefit	12,804	3.73	12,739	3.70
Nontaxable income	(3,570)	(1.04)	(4,972)	(1.44)
Other	84	0.02	(680)	(0.20)
Income tax expense and effective income tax rate	$129,447	37.71%	$127,572	37.06%

The Company is subject to examination by the Internal Revenue Service (“IRS”) and tax authorities in states in which the Company has significant business operations. The tax years under examination and open for examination vary by jurisdiction. There are currently no federal examinations under way; however, refund claims and tax returns for certain years are being reviewed by state jurisdictions. No material unanticipated adjustments were made by the IRS in any of the years most recently examined and the Company does not expect any significant audit developments in the next 12 months. The Company’s income tax returns for 2012 and subsequent tax years generally remain subject to examination by U.S. federal and state taxing authorities, and 2012 and subsequent years are subject to examination by foreign jurisdictions.

A reconciliation of the amount of unrecognized tax benefits is as follows for the years ended December 31, 2015 and 2014:

	Year Ended December 31,
	2015			2014
			Interest			Interest
			and			and
(dollars in thousands)	Total	Tax	Penalties	Total	Tax	Penalties
Balance at beginning of year	$8,720	$5,748	$2,972	$8,477	$5,433	$3,044
Additions for current year tax positions	680	680	—	589	589	—
Additions for prior years’ tax positions:
Accrual of interest and penalties	178	—	178	542	—	542
Other	122	97	25	342	346	(4)
Reductions for prior years’ tax positions:
Expiration of statute of limitations	(862)	(622)	(240)	(1,230)	(620)	(610)
Balance at end of year	$8,838	$5,903	$2,935	$8,720	$5,748	$2,972

Included in the balance of unrecognized tax benefits at December 31, 2015 and 2014, is $6.6 million and $6.5 million, respectively, of tax benefits that, if recognized, would impact the effective tax rate.

It is reasonably possible that the amount of unrecognized tax benefits as of December 31, 2015, may decrease during 2016 by $0.7 million of tax and $0.7 million of accrued interest and penalties as a result of the expiration of the statute of limitations in various states.

The Company recognizes interest and penalties attributable to both uncertain tax positions and undisputed tax adjustments in income tax expense. For the year ended December 31, 2015, the Company recorded no expense attributable to interest and penalties. For the year ended December 31, 2014, the Company recorded $0.4 million of net expense attributable to interest and penalties. The Company had a liability of $5.0 million as of December 31, 2015 and 2014 accrued for interest and penalties, of which $2.9 million and $3.0 million, respectively, were attributable to unrecognized tax benefits relating to uncertain tax positions, and the remainder was attributable to tax adjustments which are not expected to be in dispute.